LINE OF CREDIT (Narrative) (Details) (USD $)	24 Months Ended
Dec. 31, 2014
Line Of Credit 1	$ 3,250,000
Line Of Credit 2	0.75%
Line Of Credit 3	4.00%
Line Of Credit 4	0
Line Of Credit 5	3,250,000
Line Of Credit 6	110,091
Line Of Credit 7	3,250,000
Line Of Credit 8	0.75%
Line Of Credit 9	4.00%
Line Of Credit 10	4.00%
Line Of Credit 11	450,000
Line Of Credit 12	2,800,000
Line Of Credit 13	$ 63,708